J.P. Morgan Seasoned Mortgage Trust 2025-1 ABS 15G

Exhibit 99.19

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXX	302858524	XXXXXX	XXXXXX	P&I Payment	XXXXXX	Yes